                       MFS(R) VARIABLE INSURANCE TRUST(SM)

     MFS MID CAP GROWTH SERIES                    MFS TOTAL RETURN SERIES
     MFS NEW DISCOVERY SERIES                     MFS UTILITIES SERIES
     MFS INVESTORS GROWTH STOCK SERIES            MFS VALUE SERIES

             SUPPLEMENT DATED MAY 1, 2002 TO THE CURRENT PROSPECTUS

     This Supplement describes the series' service class shares, and it supplements certain information in the series' Prospectus dated May 1, 2002. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus. All series described here may not be available for purchase through your insurance contract. See your insurance contract prospectus for a list of available investment products. Service class shares were first offered for sale on May 1, 2000

I    RISK RETURN SUMMARY

-    PERFORMANCE TABLE

     The "Performance Table" is intended to indicate some of the risks of investing in a series by showing changes in the series' performance over time. Each table is supplemented as follows:

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

     MID CAP GROWTH SERIES                                                      1 YEAR         5 YEAR        LIFE
                                                                               --------       --------     --------
      Service Class shares(1)                                                    (17.63)%        N/A         (12.42)%
      Russell Mid Cap Growth Index*^                                             (20.15)%        N/A         (23.18)%

     NEW DISCOVERY SERIES
      Service Class shares(2)                                                     (5.25)%        N/A          14.53%
      Russell 2000 Index*+                                                         2.49%         N/A           1.64%

     INVESTORS GROWTH STOCK SERIES
      Service Class shares(3)                                                    (24.83)%        N/A         (0.50)%
      Standard & Poor's 500 Composite Stock Index*++                             (11.88)%        N/A         (4.31)%
      Russell 1000 Growth Index*/++/                                             (20.42)%        N/A         (9.25)%

     TOTAL RETURN SERIES
      Service Class shares(4)                                                      0.02%       10.23%         13.14%
      Standard & Poor's 500 Composite Stock Index*++                             (11.88)%      10.70%         15.91%
      Lehman Brothers Aggregate Bond Index*/+/
      Lehman Brothers Government/Credit Bond Index*+++                             8.50%        7.37%          8.33%

     UTILITIES SERIES                                                            1 YEAR        5 YEAR        LIFE
                                                                                --------      --------     --------
      Service Class shares(4)                                                    (24.44)%      10.47%         14.72%
      Standard & Poor's Utility Index*@                                          (30.43)%       7.63%         11.30%

     VALUE SERIES

     The performance table is not included because the series has not had a full calendar year of investment operations.

----------------

     (1) Life of the series performance figures are for the period from the commencement of the series' investment operations on May 1, 2000, through December 31, 2001. Index information is from May 1, 2000.

     (2) Life of the series performance figures are for the period from the commencement of the series' investment operations on May 1, 1998, through December 31, 2001. Index information is from May 1, 1998.

     (3) Life of the series performance figures are for the period from the commencement of the series' investment operations on May 3, 1999, through December 31, 2001. Index information is from May 1, 1999.

     (4) Life of the series performance figures are for the period from the commencement of the series' investment operations on January 3, 1995, through December 31, 2001. Index information is from January 1, 1995.

     *    Source: Standard & Poor's Micropal, Inc.

     + The Russell 2000 Index is a broad-based, unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX), and NASDAQ.

     ++ The Standard & Poor's 500 Composite Stock Index is a broad-based, unmanaged index of common stock total return performance. It is comprised of 500 widely held common stocks listed on the New York Stock Exchange (NYSE), American Stock Exchange (AMEX) and over-the-counter market (OTC).

     +++ The Lehman Brothers GovernmentCredit Bond Index is a broad-based, unmanaged, market-value-weighted index of U.S. Treasury and government-agency securities (excluding mortgage-backed securities), investment-grade debt obligations of domestic corporations.

     ^ The Russell Mid Cap Growth Index measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

     @ The Standard & Poor's Utility Index is a broad-based, unmanaged, index representing the market-capitalization-weighted performance of approximately 43 of the largest utility companies listed on the NYSE.

     # The Lehman Brothers High Yield Bond Index is a broad-based, unmanaged index of noninvestment-grade corporate debt.

     ## The J.P. Morgan Global Government Bond Index is a broad-based, aggregate index of actively traded government bonds issued by 13 countries, including the United States, with remaining maturities of at least one year.

     /+/ The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index of all publicly issued obligations of the U.S. Treasury and government agencies, all corporate debt guaranteed by the U.S. government, all fixed-rate nonconvertible investment-grade domestic corporate debt, and all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal National Mortgage Association (FNMA).

     /++/ The Russell 1000 Index is a broad-based, unmanaged index comprised of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the NYSE, AMEX and Nasdaq.

     Each series commenced investment operations with the offering of initial class shares and subsequently offered service class shares on May 1, 2000. Service class share performance includes the performance of the series initial class shares for periods prior to the offering of service class shares (blended performance). This blended performance has not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of service class shares are higher than those of initial class shares, this blended service class share performance is higher than it would have been had service class shares been offered for the entire period. Past performance is no guarantee of future results.

     The returns shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

     Performance results include any applicable expense subsidies and waivers, which may cause the results to be more favorable.

II   EXPENSE SUMMARY

-    EXPENSE TABLE

     The "Expense Table" describes the fees and expenses that you may pay when you hold service class shares of each series. These fees and expenses do not take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made. The table is supplemented as follows:

     ANNUAL SERIES OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM A SERIES' ASSETS):

                                                                               INVESTORS
                                                       MID CAP        NEW       GROWTH      TOTAL
                                                        GROWTH     DISCOVERY     STOCK      RETURN    UTILITIES     VALUE
                                                        SERIES      SERIES      SERIES      SERIES     SERIES      SERIES
                                                       -------     ---------   ---------    ------    ---------    ------
     Management Fees                                    0.75%       0.90%        0.75%       0.75%      0.75%       0.75%
     Distribution (12b-1) Fees(1)                       0.25%       0.25%        0.25%       0.25%      0.25%       0.25%
     Other Expenses(2)                                  0.20%       0.19%        0.17%       0.14%      0.18%       0.44%(4)
                                                        ----        ----         ----        ----       ----        ----
     Total Annual Series Operating Expenses(2)          1.20%       1.34%        1.17%       1.14%      1.18%       1.44%
     Fee Waiver/Expense Reimbursement                  (0.05)%(3)  (0.03)%(3)    N/A%        N/A        N/A        (0.29)%(3)
                                                        ----        ----         ----        ----       ----        ----
     Net Expenses(2)                                    1.15%       1.31%        1.17%       1.14%      1.18%       1.15%

-------------

     (1) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

     (2) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series, and service class shares would be equal to:

          1.15% for Mid Cap Growth Series          1.13% for Total Return Series
          1.30% for New Discovery Series           1.17% for Utilities Series
          1.15% for Investors Growth Stock Series  1.15% for Value Series

     (3) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

     (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

-    EXAMPLE OF EXPENSES

     THE "EXAMPLE OF EXPENSES" TABLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

          The examples assume that:

          - You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

          - Your investment has a 5% return each year and dividends and other distributions are reinvested; and

          - The series' operating expenses remain the same, except that for the Capital Opportunities Series, Mid Cap Growth Series, New Discovery Series, High Income Series, Strategic Income Series, Global Equity Series, Bond Series and Value Series the series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see the Expense Table).

          Although your actual costs may be higher or lower, under these assumptions your costs would be:

     SERVICE CLASS SHARES                           YEAR 1           YEAR 3           YEAR 5           YEAR 10
     -------------------------------------------------------------------------------------------------------------
     Mid Cap Growth Series                           $117              $376             $655            $1,450
     New Discovery Series                             133               422              731             1,610
     Investors Growth Stock Series                    115               359              622             1,375
     Total Return Series                              116               362              628             1,386
     Utilities Series                                 120               375              649             1,432
     Value Series                                     117               427              759             1,631

III  DISTRIBUTION FEES

     Each series has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares. These annual distribution fees may equal up to 0.25% of the average daily net asset value of service class shares, and are paid out of the assets of each series' service class shares. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges. This fee is paid directly by the Trust to Participating Insurance Companies which invest in the series to cover their marketing and distribution expenses.

IV   FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the series' financial performance for the past five years, or, if a series has not been in operation that long, since the time it commenced investment operations. Certain information reflects financial results for a single series' share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a series (assuming reinvestment of all distributions). This information has been audited by the trust's independent auditors, whose report, together with the trust's financial statements, are included in the trust's Annual Report to shareholders. The series' Annual Report is available upon request by contacting MFSC (see back cover for address and telephone number). These financial statements are incorporated by reference into the SAI. The trust's independent auditors are Deloitte & Touche LLP.

                                                                                               MID CAP GROWTH SERIES*
                                                                                          ------------------------------
                                                                                            YEAR ENDED    PERIOD ENDED
                                                                                            DECEMBER 31,   DECEMBER 31,
                                                                                               2001          2000*
     ---------------------------------------------------------------------------------------------------------------------
     Per share data (for a share outstanding throughout the period):
     Net asset value-- beginning of period                                                   $  9.72        $ 10.00
                                                                                             -------        -------

     Income (loss) from investment operations#--
       Net investment income (loss)                                                          $ (0.03)&      $  0.02&
       Net realized and unrealized gain (loss) on investments and foreign currency             (1.67)         (0.30)
                                                                                             -------        -------
             Total from investment operations                                                $ (1.70)       $ (0.28)
                                                                                             -------        -------
     Less distributions declared to shareholders--
       From net investment income                                                            $    --        $    --
       From net realized gain on investments and foreign currency transactions               $ (0.05)            --
       In excess of net realized gain on investments and foreign currency transactions         (0.05)            --
                                                                                             -------        -------
             Total distributions declared to shareholders                                    $ (0.10)       $    --
                                                                                             -------        -------
     Net asset value-- end of period                                                         $  7.92        $  9.72
                                                                                             -------        -------
     Total return                                                                             (17.63)%        (2.80)%++
     Ratios (to average net assets)/Supplemental data:
       Expenses##                                                                               1.11%&         1.11%+&
       Net investment income (loss)                                                            (0.32)%&        0.25%+&
     Portfolio turnover                                                                          105%            84%
     Net assets at end of period (000 Omitted)                                               $13,929        $ 7,033

     & Subject to reimbursement by the series, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management and distribution fees. In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

       Net investment income (loss)                                                           $(0.03)       $ (0.07)
       Ratios (to average net assets):
          Expenses##                                                                            1.16%          2.41%+
          Net investment income (loss)                                                         (0.37)%        (1.05)%+

-----------------
     * For the period from the inception of the service class shares, May 1, 2000, through December 31, 2000.

     ** The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.

     +    Annualized.

     ++   Not annualized.

     #    Per share data are based on average shares outstanding.

     ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

                                                                             NEW DISCOVERY SERIES    INVESTORS GROWTH STOCK SERIES
                                                                          ----------------------------------------------------------
                                                                              YEAR ENDED  PERIOD ENDED  YEAR ENDED   PERIOD ENDED
                                                                              DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                                                                                  2001         2000*        2001          2000*
------------------------------------------------------------------------------------------------------------------------------------
     Per share data (for a share outstanding throughout the period):
     Net asset value-- beginning of period                                      $  16.59      $ 17.73      $  12.98     $ 14.40
                                                                                --------      -------      --------     -------
     Income (loss) from investment operations#--
       Net investment income (loss)                                             $  (0.12)&    $ (0.07)&    $  (0.01)&   $  0.01&
       Net realized and unrealized gain (loss) on investments and
          foreign currency                                                         (0.75)       (1.07)        (3.21)**    (1.43)
                                                                                --------      -------      --------     -------
             Total from investment operations                                   $  (0.87)     $ (1.14)     $  (3.22)    $ (1.42)
                                                                                --------      -------      --------     -------
     Less distributions declared to shareholders--
       From net investment income                                               $     --      $    --      $  (0.01)    $    --
       From net realized gain on investments and foreign currency transactions  $  (0.34)     $    --      $    --      $    --
       In excess of net realized gain on investments
          and foreign currency transactions                                        (0.16)          --         (0.09)         --
                                                                                --------      -------      --------     -------
             Total distributions declared to shareholders                       $  (0.50)     $    --      $  (0.10)    $    --
                                                                                --------      -------      --------     -------
     Net asset value-- end of period                                            $  15.22      $ 16.59      $   9.66     $ 12.98
                                                                                --------      -------      --------     -------
     Total return                                                                  (5.25)%      (6.43)%++    (24.83)%     (9.86)%++
     Ratios (to average net assets)/Supplemental data:&
       Expenses##                                                                   1.26%        1.26%+        1.13%       1.11%+
       Net investment income (loss)                                                (0.82)%      (0.67)%+      (0.15)%      0.15%+
     Portfolio turnover                                                               63%          65%          265%        248%
     Net assets at end of period (000 Omitted)                                  $124,272      $42,304      $122,857     $53,492

     & Subject to reimbursement by the series, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management and distribution fees. In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

       Net investment income (loss)                                             $  (0.12)     $ (0.08)     $  (0.01)    $  0.01
       Ratios (to average net assets):
          Expenses##                                                                1.29%        1.29%+        1.12%       1.12%+
          Net investment income (loss)                                             (0.85)%      (0.70)%+      (0.14)%      0.14%+

-------------------

     * For the period from the inception of the service class shares, May 1, 2000, through December 31, 2000.

     ** The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.

     +    Annualized.

     ++   Not annualized.

     #    Per share data are based on average shares outstanding.

     ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

                                                                                TOTAL RETURN SERIES          UTILITIES SERIES
     -----------------------------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED  PERIOD ENDED   YEAR ENDED   PERIOD ENDED
                                                                            DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                                2001        2000*         2001          2000*
     -----------------------------------------------------------------------------------------------------------------------------
     Per share data (for a share outstanding throughout the period):
     Net asset value-- beginning of period                                       $ 19.56     $17.07     $ 23.57      $ 23.19
                                                                                   -----      -----       -----        -----
     Income (loss) from investment operations#--
       Net investment income                                                     $  0.45     $ 0.41     $  0.30&&    $  0.29
       Net realized and unrealized gain (loss) on investments and
        foreign currency                                                           (0.44)      2.08       (5.49)        0.09
                                                                                   -----      -----       -----        -----
             Total from investment operations                                    $  0.01     $ 2.49    $  (5.19)     $  0.38
                                                                                   -----      -----       -----        -----
     Less distributions declared to shareholders--
       From net investment income                                                $ (0.41)    $   --    $  (0.68)     $    --
       From net realized gain on investments and foreign currency
         transactions                                                              (0.62)        --       (1.76)          --
       In excess of net realized gain on investments and foreign
          currency transactions                                                       --         --       (0.04)          --
                                                                                   -----      -----       -----        -----
             Total distributions declared
                to shareholders                                                  $ (1.03)    $   --    $  (2.48)     $    --
                                                                                   -----      -----       -----        -----
     Net asset value-- end of period                                             $ 18.54     $19.56    $  15.90      $ 23.57
                                                                                   -----      -----       -----        -----
     Total return                                                                   0.02%     15.84%++   (24.44)%       7.07%++

     Ratios (to average net assets)/Supplemental data:

       Expenses##                                                                   1.09%      1.15%+      1.13%        1.11%+
       Net investment income&&                                                      2.44%      3.14%+      1.73%        1.85%+
     Portfolio turnover                                                               98%        76%        102%         111%
     Net assets at end of period (000 Omitted)                                   $40,191     $3,553     $32,211      $ 4,127

     & Subject to reimbursement by the series, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management and distribution fees. In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

       Net investment income (loss)                                              $    --     $     --   $    --      $    --
       Ratios (to average net assets):
          Expenses##                                                                  --           --        --           --
          Net investment income (loss)                                                --           --        --           --

  -----------------

     * For the period from the inception of the service class shares, May 1, 2000, through December 31, 2000.

     ** The per share data is not in accountance with the net realized and unrealized gain for the period because of the timing of sales of series shares and the amount of per share realized and unrealized losses at such time.

     +    Annualized.

     ++   Not annualized.

     +++  Service Class net assets were less than $500.

     #    Per share data are based on average shares outstanding.

     ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

     && As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by less than $0.01, increase net realized and unrealized gains and losses per share by less than $0.01, and decrease the ratio of net investment income to average net assets by 0.03%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                   THE DATE OF THIS SUPPLEMENT IS MAY 1, 2002